Related party transactions (Details) - Schedule of total amount of transactions - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Related party transactions (Details) - Schedule of total amount of transactions [Line Items]
Sales of goods and services	€ 3,854		€ 22		€ 163
Purchase of goods and services	(2,181)		(4,643)		(2,867)
Other income	21				341
Other expense	(5,906)		(5,702)		(4,422)
Interest expense	(1,995)		(1,416)		(395)
Transactions with shareholders [Member]
Related party transactions (Details) - Schedule of total amount of transactions [Line Items]
Sales of goods and services	1,601	[1]		[2]		[2]
Purchase of goods and services	(26)	[1]	(371)	[2]		[2]
Other income		[1]		[2]		[2]
Other expense	(457)	[1]	(2,451)	[2]	(721)	[2]
Interest expense	(1,995)	[1]	(1,368)	[2]	(308)	[2]
Transactions with affiliated companies [Member]
Related party transactions (Details) - Schedule of total amount of transactions [Line Items]
Sales of goods and services	2,253	[1]	22	[2]	163	[2]
Purchase of goods and services	(2,073)	[1]	(4,197)	[2]	(2,807)	[2]
Other income	21	[1]		[2]	341	[2]
Other expense	(5,402)	[1]	(3,195)	[2]	(3,630)	[2]
Interest expense		[1]	(48)	[2]	(87)	[2]
Transactions with associated companies [Member]
Related party transactions (Details) - Schedule of total amount of transactions [Line Items]
Sales of goods and services
Purchase of goods and services	(81)		(75)		(60)
Other income
Other expense	(47)		(54)		(69)
Interest expense
Transactions with related persons [Member]
Related party transactions (Details) - Schedule of total amount of transactions [Line Items]
Sales of goods and services
Purchase of goods and services
Other income
Other expense			(2)		(2)
Interest expense

[1]	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the shareholders.
[2]	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH as well as any subsidiaries of Robert Bosch GmbH. Transactions with affiliates include transaction with subsidiaries of ADSH.